CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) - shares	3 Months Ended		12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2019
CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Unaudited)
Sale of net of underwriting discount	557,322	30,000,000	30,557,322
Sale of private placement of warrants	74,310	6,000,000	6,074,310